Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Accruals and other accumulated expenses	$ 8,602	$ 8,018
Accounts payable	453	9,307
Others	4,560	3,226
Total	$ 13,615	$ 20,551